UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Report to Stockholders.

ADVISORS CAPITAL FUNDS

ADVISORS CAPITAL TOTAL RETURN - EQUITY FUND
Ticker ACUSX

ADVISORS CAPITAL SMALL/MID CAP FUND
Ticker ACSMX

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Ticker ACTIX

ADVISORS CAPITAL ACTIVE ALL CAP FUND
Ticker ACALX

SEMI-ANNUAL REPORT March 31, 2024

Table of Contents

ADVISORS CAPITAL FUNDS
Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	18
NOTES TO FINANCIAL STATEMENTS	22
DISCLOSURE OF EXPENSES	27
ADDITIONAL INFORMATION	29

2024 Semi-Annual Report 1

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL TOTAL RETURN - EQUITY FUND
Sector Allocation as of March 31, 2024
(As a Percentage of Net Assets Held)

ADVISORS CAPITAL SMALL/MID CAP FUND
Sector Allocation as of March 31, 2024
(As a Percentage of Net Assets Held)

2024 Semi-Annual Report 2

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Sector Allocation as of March 31, 2024
(As a Percentage of Net Assets Held)

ADVISORS CAPITAL ACTIVE ALL CAP FUND
Sector Allocation as of March 31, 2024
(As a Percentage of Net Assets Held)

2024 Semi-Annual Report 3

Advisors Capital Total Return – Equity Fund  (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2024

March 31, 2024 NAV $11.30

		Since
	1 Year(A)	Inception(A)
Advisors Capital Total Return - Equity Fund	18.29%	4.17%
S&P 500® Index (B)	29.88%	11.93%

Annual Fund Operating Expense Ratio (from 1/30/2024 Prospectus): 1.88%

The Fund’s expense ratio for the six month period ended March 31, 2024, can be found in the financial highlights included within this report.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Total Return – Equity Fund commenced investment operations on March 19, 2021.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2024 Semi-Annual Report 4

Advisors Capital Small/Mid Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2024

March 31, 2024 NAV $9.72

		Since
	1 Year(A)	Inception(A)
Advisors Capital Small/Mid Cap Fund	16.83%	-0.93%
S&P 500® Index (B)	29.88%	11.93%
CRSP US Small Cap Index (C)	22.42%	3.23%
Russell 2500TM Index (D)	21.43%	2.41%

Annual Fund Operating Expense Ratio (from 1/30/2024 Prospectus): 1.87%

The Fund’s expense ratio for the six month period ended March 31, 2024, can be found in the financial highlights included within this report.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Small/Mid Cap Fund commenced investment operations on March 19, 2021.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Fund has selected the S&P 500 Index as its broad measure of market performance to comply with recent regulatory changes.

(C) The CRSP US Small Cap Index measures the performance of U.S. companies that fall in the bottom 2-15% of the investable market capitalization. There is no lower limit in market capitalization, other than what is specified by investability screens.

(D) The Russell 2500TM Index is an unmanaged market capitalization-weighted index measuring the performance of the 2,500 smallest companies in the Russell 3000 Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE

2024 Semi-Annual Report 5

Advisors Capital Tactical Fixed Income Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2024

March 31, 2024 NAV $9.34

		Since
	1 Year(A)	Inception(A)
Advisors Capital Tactical Fixed Income Fund	4.79%	-0.94%
Bloomberg US Aggregate Bond Index (B)	1.70%	-2.35%
Bloomberg US Intermediate Corporate Bond Index (C)	4.95%	-0.39%

Annual Fund Operating Expense Ratio (from 1/30/2024 Prospectus): 2.04%

The Fund’s expense ratio for the six month period ended March 31, 2024, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Tactical Fixed Income Fund commenced investment operations on March 19, 2021.

(B) The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities. The Fund has selected the Bloomberg US Aggregate Bond Index as its broad measure of market performance to comply with recent regulatory changes.

(C) The Bloomberg US Intermediate Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 and 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2024 Semi-Annual Report 6

Advisors Capital Active All Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF MARCH 31, 2024

March 31, 2024 NAV $12.65

		Since
	1 Year(A)	Inception(A)
Advisors Capital Active All Cap Fund	26.13%	19.43%
S&P 500® Index (B)	29.88%	22.97%

Annual Fund Operating Expense Ratio (from 1/30/2024 Prospectus): 1.91%

The Fund’s expense ratio for the six month period ended March 31, 2024, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Active All Cap Fund commenced investment operations on December 1, 2022.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2024 Semi-Annual Report 7

Advisors Capital Total Return - Equity Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
16,400 Honeywell International Inc.	$3,366,100	1.89%
Auto Controls for Regulating Residential & Commercial Environments
7,500 Trane Technologies PLC (Ireland)	2,251,500	1.26%
Ball & Roller Bearings
19,900 The Timken Company	1,739,857	0.98%
Beverages
11,900 PepsiCo, Inc.	2,082,619	1.17%
Biological Products, (No Diagnostic Substances)
9,400 Amgen Inc.	2,672,608	1.50%
Electric Services
51,900 NextEra Energy, Inc.	3,316,929	1.86%
Electromedical & Electrotherapeutic Apparatus
33,800 Medtronic PLC (Ireland)	2,945,670	1.65%
Electronic Computers
48,500 Apple Inc.	8,316,780	4.66%
Farm Machinery & Equipment
9,100 Deere & Company	3,737,734	2.09%
Fire, Marine & Casualty Insurance
7,100 Berkshire Hathaway Inc. - Class B *	2,985,692	1.67%
Guided Missiles & Space Vehicles & Parts
8,900 Lockheed Martin Corporation	4,048,343	2.27%
Hospital & Medical Service Plans
7,200 UnitedHealth Group Incorporated	3,561,840	2.00%
Insurance Agents, Brokers & Service
9,600 Aon PLC - Class A (Ireland)	3,203,712	1.80%
Investment Advice
26,100 Blackstone Inc.	3,428,757	1.92%
Measuring & Controlling Devices, NEC
8,100 Thermo Fisher Scientific Inc.	4,707,801	2.64%
Miscellaneous Industrial & Commercial Machinery & Equipment
12,800 Eaton Corporation PLC (Ireland)	4,002,304	2.24%
National Commercial Banks
20,500 JPMorgan Chase & Co.	4,106,150
78,100 Truist Financial Corporation	3,044,338
57,500 Wells Fargo & Company	3,332,700
	10,483,188	5.88%
Natural Gas Transmission
94,000 The Williams Companies, Inc.	3,663,180	2.05%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,600 STERIS PLC (Ireland)	2,607,912	1.46%
Petroleum Refining
24,000 Chevron Corporation	3,785,760	2.12%
Pharmaceutical Preparations
31,400 Abbott Laboratories	3,568,924
22,709 Johnson & Johnson	3,592,337
59,500 Pfizer, Inc.	1,651,125
20,100 Zoetis Inc. - Class A	3,401,121
	12,213,507	6.84%
Radio & TV Broadcasting & Communications Equipment
22,000 QUALCOMM Incorporated	3,724,600	2.09%
Radiotelephone Communications
10,000 T-Mobile US, Inc.	1,632,200	0.92%
Retail - Drug Stores & Proprietary Stores
28,400 CVS Health Corporation	2,265,184	1.27%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 8

Advisors Capital Total Return - Equity Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Retail - Family Clothing Stores
14,000 Ross Stores, Inc.	$2,054,640	1.15%
Retail - Lumber & Other Building Materials Dealers
8,800 The Home Depot, Inc.	3,375,680	1.89%
Retail - Retail Stores, NEC
4,100 Ulta Beauty, Inc. *	2,143,808	1.20%
Retail - Variety Stores
4,100 Costco Wholesale Corp.	3,003,783	1.68%
Security & Commodity Brokers, Dealers, Exchanges & Services
11,300 CME Group Inc.	2,432,777	1.36%
Security Brokers, Dealers & Flotation Companies
4,100 BlackRock, Inc.	3,418,170	1.92%
Semiconductors & Related Devices
5,000 Broadcom Inc.	6,627,050
15,600 Texas Instruments Incorporated	2,717,676
	9,344,726	5.24%
Services - Amusements & Recreation Services
175,000 Universal Music Group N.V. ADR	2,633,750	1.48%
Services - Business Services, NEC
15,200 Accenture PLC - Class A (Ireland)	5,268,472
7,900 MasterCard Incorporated - Class A	3,804,403
	9,072,875	5.08%
Services - Computer Programming, Data Processing, Etc.
46,000 Alphabet, Inc. - Class A *	6,942,780	3.89%
Services - Miscellaneous Amusement & Recreation
21,500 The Walt Disney Company *	2,630,740	1.47%
Services - Prepackaged Software
5,900 Adobe, Inc. *	2,977,140
24,400 Microsoft Corporation	10,265,568
29,400 Oracle Corporation	3,692,934
	16,935,642	9.49%
Wholesale - Electronic Parts & Equipment, NEC
23,000 TE Connectivity Ltd. (Switzerland)	3,340,520	1.87%
Wholesale - Miscellaneous Durable Goods
5,300 Pool Corporation	2,138,550	1.20%
Total for Common Stocks (Cost - $139,290,149)	166,212,218	93.15%
EXCHANGE TRADED FUNDS
64,000 iShares 0-3 Month Treasury Bond ETF	6,445,440	3.61%
Total for Exchange Traded Funds (Cost $6,445,000)
REAL ESTATE INVESTMENT TRUSTS
25,000 Prologis, Inc.	3,255,500	1.82%
Total for Real Estate Investment Trusts (Cost $3,069,317)
MONEY MARKET FUNDS
3,007,438 Fidelity Investments Money Market Government Portfolio -	3,007,438	1.69%
Class I 5.21% **
Total for Money Market Funds (Cost $3,007,438)
Total Investments (Cost - $151,811,904)	178,920,596	100.27%
Liabilities in Excess of Other Assets	(473,691)	-0.27%
Net Assets	$178,446,905	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2024. ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 9

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
18,100 Owens Corning	$3,019,080	4.76%
Ball & Roller Bearings
13,200 RBC Bearings Incorporated *	3,568,620
23,100 The Timken Company	2,019,633
	5,588,253	8.82%
Glass Containers
63,400 Stevanato Group S.p.A. (Italy)	2,035,140	3.21%
Industrial & Commercial Fans & Blowers & Air Purifying Equipment
16,200 Donaldson Company, Inc.	1,209,816	1.91%
Investment Advice
8,600 Evercore Inc. - Class A	1,656,274
34,300 PJT Partners Inc. - Class A	3,233,118
	4,889,392	7.71%
Laboratory Analytical Instruments
85,800 Avantor, Inc. *	2,193,906	3.46%
Miscellaneous Food Preparations & Kindred Products
71,200 Utz Brands, Inc. - Class A	1,312,928	2.07%
Motorcycles, Bicycles & Parts
16,200 Fox Factory Holding Corp. *	843,534	1.33%
National Commercial Banks
15,300 Pinnacle Financial Partners, Inc.	1,313,964	2.07%
Pharmaceutical Preparations
40,500 Catalent, Inc. *	2,286,225	3.61%
Real Estate Agents & Managers (For Others)
11,410 FirstService Corporation (Canada)	1,891,778
10,500 Jones Lang LaSalle Incorporated *	2,048,445
	3,940,223	6.22%
Retail - Auto Dealers & Gasoline Stations
7,800 Casey's General Stores, Inc.	2,483,910	3.92%
Security Brokers, Dealers & Flotation Companies
74,600 Virtu Financial, Inc. - Class A	1,530,792	2.42%
Services - Detective, Guard & Armored Car Services
9,800 Allegion plc (Ireland)	1,320,158	2.08%
Services - Management Consulting Services
7,600 FTI Consulting, Inc. *	1,598,204	2.52%
Services - Medical Laboratories
58,900 Castle Biosciences, Inc. *	1,304,635	2.06%
Services - Miscellaneous Amusement & Recreation
5,700 Madison Square Garden Sports Corp. - Class A *	1,051,764	1.66%
Services - Prepackaged Software
6,168 AppFolio, Inc. - Class A *	1,521,892
38,900 Bentley Systems, Incorporated - Class B	2,031,358
18,500 BlackLine, Inc. *	1,194,730
19,300 Guidewire Software, Inc. *	2,252,503
33,300 nCino, Inc. *	1,244,754
28,800 Procore Technologies, Inc. *	2,366,496
	10,611,733	16.74%
State Commercial Banks
70,000 Coastal Financial Corporation *	2,720,900	4.29%
Surgical & Medical Instruments & Apparatus
37,400 AtriCure, Inc. *	1,137,708	1.79%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 10

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Television Broadcasting Stations
37,600 Atlanta Braves Holdings, Inc. - Series C *	$1,468,656	2.32%
Title Insurance
24,400 First American Financial Corporation	1,489,620	2.35%
Transportation Services
26,300 GXO Logistics, Inc. *	1,413,888	2.23%
Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,400 Watsco, Inc.	2,764,608	4.36%
Wholesale - Miscellaneous Durable Goods
7,300 Pool Corporation	2,945,550	4.65%
Total for Common Stocks (Cost - $53,345,812)	62,474,587	98.56%
MONEY MARKET FUNDS
1,262,141 Fidelity Investments Money Market Government Portfolio -	1,262,141	1.99%
Class I 5.21% **
Total for Money Market Funds (Cost $1,262,141)
Total Investments (Cost - $54,607,953)	63,736,728	100.55%
Liabilities in Excess of Other Assets	(350,601)	-0.55%
Net Assets	$63,386,127	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at March 31, 2024. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 11

Advisors Capital Tactical Fixed Income Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
208,200 iShares 0-5 Year High Yield Corporate Bond ETF	$8,858,910
347,400 iShares 10+ Year Investment Grade Corporate Bond ETF	17,894,574
351,200 SPDR® Bloomberg Short Term High Yield Bond ETF	8,857,264
110,400 Vanguard Intermediate-Term Corporate Bond Index Fund ETF	8,888,304
	44,499,052	50.12%
Target Maturity Fixed Income
236,300 iShares Broad USD Investment Grade Corporate Bond ETF	11,996,951
291,800 iShares iBonds Dec 2029 Term Corporate ETF	6,658,876
207,900 iShares iBonds Dec 2030 Term Corporate ETF	4,449,060
542,300 iShares iBonds Dec 2031 Term Corporate ETF	11,111,727
	34,216,614	38.54%
US Fund Preferred Stock
373,500 Invesco Variable Rate Preferred ETF	8,878,095	10.00%
Total for Exchange Traded Funds (Cost - $85,899,328)	87,593,761	98.66%
MONEY MARKET FUNDS
1,505,317 Fidelity Investments Money Market Government Portfolio -	1,505,317	1.69%
Class I 5.21% **
Total for Money Market Funds (Cost $1,505,317)

Total Investments (Cost - $87,404,645)	89,099,078	100.35%
Liabilities in Excess of Other Assets	(311,417)	-0.35%
Net Assets	$88,787,661	100.00%

** The rate shown represents the 7-day yield at March 31, 2024. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 12

Advisors Capital Active All Cap Fund

	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
60,100 iShares Core S&P 500 ETF (a)	$31,596,373
65,900 iShares Core S&P Mid-Cap ETF	4,002,766
81,600 Schwab U.S. Small-Cap ETF	4,017,984
185,000 SPDR® Portfolio S&P 1500 Composite Stock Market ETF	11,867,750
38,700 Vanguard Growth Index Fund ETF	13,320,540
83,400 Vanguard Value Index Fund ETF	13,582,524
Total for Exchange Traded Funds (Cost - $67,464,641)	78,387,937	97.78%
MONEY MARKET FUNDS
1,888,225 First American Government Obligations Fund - Class X -	1,888,225	2.36%
5.23% **
Total for Money Market Funds (Cost $1,888,225)

Total Investments (Cost - $69,352,866)	80,276,162	100.14%
Liabilities in Excess of Other Assets	(109,739)	-0.14%
Net Assets	$80,166,423	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at: https://www.ishares.com/prospectus. ** The rate shown represents the 7-day yield at March 31, 2024.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 13

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	Total Return -	Small/Mid
March 31, 2024	Equity Fund	Cap Fund

Assets:
Investment at Fair Value*	$178,920,596	$63,736,728
Cash	101,762	4,704
Receivable for Fund Shares Sold	27,486	21,581
Dividends Receivable	73,248	19,332
Total Assets	179,123,092	63,782,345
Liabilities:
Payable for Fund Shares Redeemed	260,102	254,514
Management Fees Payable	237,946	83,914
Distribution Fees Payable	178,139	57,790
Total Liabilities	676,187	396,218
Net Assets	$178,446,905	$63,386,127
Net Assets Consist of:
Paid In Capital	$159,423,005	$59,612,292
Total Distributable Earnings	19,023,900	3,773,835
Net Assets	$178,446,905	$63,386,127

Net Asset Value, Offering Price and Redemption Price per Share	$11.30	$9.72

* Investments at Identified Cost	$151,811,904	$54,607,953

Shares Outstanding (Unlimited number of shares	15,786,728	6,520,833
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $4,858 and $595, respectively)	$1,640,988	$246,462
Total Investment Income	1,640,988	246,462
Expenses:
Management Fees (Note 4)	1,223,725	442,059
Distribution Fees (Note 5)	188,847	68,219
Total Expenses	1,412,572	510,278

Net Investment Income (Loss)	228,416	(263,816)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,914,817)	(1,623,431)
Net Change in Net Unrealized Appreciation on Investments	26,112,210	9,081,483
Net Realized and Unrealized Gain on Investments	24,197,393	7,458,052

Net Increase in Net Assets from Operations	$24,425,809	$7,194,236

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 14

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	Tactical Fixed	Active
March 31, 2024	Income	All Cap
	Fund	Fund

Assets:
Investment at Fair Value*	$89,099,078	$80,276,162
Cash	1,000	-
Receivable for Fund Shares Sold	761	24,567
Dividends Receivable	7,146	10,673
Total Assets	89,107,985	80,311,402
Liabilities:
Payable for Fund Shares Redeemed	123,747	-
Management Fees Payable	120,310	102,437
Distribution Fees Payable	76,267	42,542
Total Liabilities	320,324	144,979
Net Assets	$88,787,661	$80,166,423
Net Assets Consist of:
Paid In Capital	$88,862,208	$69,267,865
Total Distributable Earnings (Accumulated Deficit)	(74,547)	10,898,558
Net Assets	$88,787,661	$80,166,423

Net Asset Value, Offering Price and Redemption Price per Share	$9.34	$12.65

* Investments at Identified Cost	$87,404,645	$69,352,866

Shares Outstanding (Unlimited number of shares	9,504,106	6,335,780
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$1,972,072	$505,533
Total Investment Income	1,972,072	505,533
Expenses:
Management Fees (Note 4)	635,764	429,416
Distribution Fees (Note 5)	98,112	66,268
Total Expenses	733,876	495,684

Net Investment Income	1,238,196	9,849

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	481,408	-
Net Change in Net Unrealized Appreciation on Investments	2,726,878	10,634,969
Net Realized and Unrealized Gain on Investments	3,208,286	10,634,969

Net Increase in Net Assets from Operations	$4,446,482	$10,644,818

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 15

Advisors Capital Funds

Statements of Changes in Net Assets	Total Return - Equity Fund		Small/Mid Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2023	10/1/2022	10/1/2023	10/1/2022
	to	to	to	to
	3/31/2024	9/30/2023	3/31/2024	9/30/2023
From Operations:
Net Investment Income (Loss)	$228,416	$197,663	$(263,816)	$(458,390)
Net Realized Loss on Investments	(1,914,817)	(3,706,616)	(1,623,431)	(2,148,440)
Net Change in Unrealized Appreciation on
Investments	26,112,210	14,963,426	9,081,483	9,089,054
Net Increase in Net Assets from Operations	24,425,809	11,454,473	7,194,236	6,482,224
From Distributions to Shareholders:	(281,669)	-	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	37,846,968	62,322,022	10,769,429	13,273,718
Shares Issued on Reinvestment of Dividends	281,577	-	-	-
Cost of Shares Redeemed	(11,519,213)	(22,502,095)	(4,116,748)	(9,868,415)
Net Increase from Shareholder Activity	26,609,332	39,819,927	6,652,681	3,405,303
Net Increase in Net Assets	50,753,472	51,274,400	13,846,917	9,887,527

Net Assets at Beginning of Period	127,693,433	76,419,033	49,539,210	39,651,683

Net Assets at End of Period	$178,446,905	$127,693,433	$63,386,127	$49,539,210

Share Transactions:
Issued	3,589,370	6,512,223	1,187,535	1,620,145
Reinvested	26,242	-	-	-
Redeemed	(1,082,726)	(2,311,031)	(453,371)	(1,188,332)
Net Increase in Shares	2,532,886	4,201,192	734,164	431,813
Shares Outstanding Beginning of Period	13,253,842	9,052,650	5,786,669	5,354,856
Shares Outstanding End of Period	15,786,728	13,253,842	6,520,833	5,786,669

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 16

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund		Active All Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2023	10/1/2022	10/1/2023	11/9/2022*
	to	to	to	to
	3/31/2024	9/30/2023	3/31/2024	9/30/2023
From Operations:
Net Investment Income	$1,238,196	$1,360,700	$9,849	$31,381
Net Realized Loss on Investments	481,408	(1,583,502)	-	(7,048)
Net Change in Unrealized Appreciation on
Investments	2,726,878	1,471,333	10,634,969	288,327
Net Increase in Net Assets from Operations	4,446,482	1,248,531	10,644,818	312,660

From Distributions to Shareholders:	(1,899,793)	(589,215)	(53,770)	(5,150)

From Capital Share Transactions:
Proceeds From Sale of Shares	23,801,222	39,417,002	36,902,750	35,442,058
Shares Issued on Reinvestment of Dividends	1,899,334	589,215	53,755	5,150
Cost of Shares Redeemed	(7,749,416)	(13,148,739)	(1,789,789)	(1,346,059)
Net Increase from Shareholder Activity	17,951,140	26,857,478	35,166,716	34,101,149
Net Increase in Net Assets	20,497,829	27,516,794	45,757,764	34,408,659

Net Assets at Beginning of Period	68,289,832	40,773,038	34,408,659	-

Net Assets at End of Period	$88,787,661	$68,289,832	$80,166,423	$34,408,659

Share Transactions:
Issued	2,579,223	4,337,494	3,182,724	3,429,023
Reinvested	204,450	65,834	4,626	554
Redeemed	(838,085)	(1,446,087)	(153,629)	(127,518)
Net Increase in Shares	1,945,588	2,957,241	3,033,721	3,302,059
Shares Outstanding Beginning of Period	7,558,518	4,601,277	3,302,059	-
Shares Outstanding End of Period	9,504,106	7,558,518	6,335,780	3,302,059

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 17

Advisors Capital Total Return - Equity Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2023		10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to
	3/31/2024		9/30/2023	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$9.63		$8.44	$10.62	$10.00
Net Investment Income (Loss) (a)	0.02		0.02	(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.67		1.17	(2.15)	0.64
Total from Investment Operations	1.69		1.19	(2.18)	0.62
Distributions (From Net Investment Income)	(0.02)		-	-	-
Distributions (From Capital Gains)	-		-	-	-
Total Distributions	(0.02)		-	-	-
Net Asset Value - End of Period	$11.30		$9.63	$8.44	$10.62
Total Return (c)	17.56%	**	14.10%	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$178,447		$127,693	$76,419	$24,635

Ratio of Expenses to Average Net Assets	1.87%	***	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30%	***	0.18%	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	6.82%	**	12.70%	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 18

Advisors Capital Small/Mid Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2023		10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to
	3/31/2024		9/30/2023	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$8.56		$7.40	$10.48	$10.00
Net Investment Loss (a)	(0.04)		(0.08)	(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.20		1.24	(2.98)	0.56
Total from Investment Operations	1.16		1.16	(3.08)	0.48
Distributions (From Net Investment Income)	-		-	-	-
Distributions (From Capital Gains)	-		-	-	-
Total Distributions	-		-	-	-

Net Asset Value - End of Period	$9.72		$8.56	$7.40	$10.48
Total Return (c)	13.55%	**	15.68%	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$63,386		$49,539	$39,652	$13,485
Ratio of Expenses to Average Net Assets	1.87%	***	1.93%	1.95%	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(0.97)%	***	(0.98)%	(1.11)%	(1.32)%	***
Portfolio Turnover Rate	1.15%	**	14.64%	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 19

Advisors Capital Tactical Fixed Income Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2023		10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to
	3/31/2024		9/30/2023	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$9.03		$8.86	$10.16	$10.00
Net Investment Income (a) (e)	0.15		0.21	0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.39		0.06	(1.41)	0.13
Total from Investment Operations	0.54		0.27	(1.26)	0.16
Distributions (From Net Investment Income)	(0.23)		(0.10)	-	-
Distributions (From Capital Gains)	-		-	(0.04)	-
Total Distributions	(0.23)		(0.10)	(0.04)	-
Net Asset Value - End of Period	$9.34		$9.03	$8.86	$10.16
Total Return (c)	5.95%	**	3.05%	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$88,788		$68,290	$40,773	$10,406
Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.15%	***	2.27%	1.60%	0.54%	***
Portfolio Turnover Rate	55.40%	**	56.70%	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 20

Advisors Capital Active All Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2023		11/9/2022*
	to		to
	3/31/2024		9/30/2023
Net Asset Value - Beginning of Period	$10.42		$10.00
Net Investment Income (a) (e)	-		0.02
Net Gain on Investments (Realized and Unrealized) (b)	2.24		0.42
Total from Investment Operations	2.24		0.44
Distributions (From Net Investment Income)	(0.01)		(0.02)
Distributions (From Capital Gains)	-		-
Total Distributions	(0.01)		(0.02)
Net Asset Value - End of Period	$12.65		$10.42
Total Return (c)	21.53%	**	4.22%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$80,166		$34,409
Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.92%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.04%	***	0.25%	***
Portfolio Turnover Rate	0.00%	**	7.84%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 21

NOTES TO FINANCIAL STATEMENTS ADVISORS CAPITAL FUNDS MARCH 31, 2024 (UNAUDITED)

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital Total Return - Equity Fund (“Total Return - Equity Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as a diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. Prior to January 30, 2024, the Advisors Capital Total Return - Equity Fund was known as the Advisors Capital US Dividend Fund. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of Total Return - Equity Fund, Small/Mid Cap Fund, and Active All Cap Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six month period ended March 31, 2024, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2024 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2024:

2024 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

Total Return - Equity Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$166,212,218	$ -	$ -	$166,212,218
Exchange Traded Funds	6,445,440	-	-	6,445,440
Real Estate Investment Trusts	3,255,500	-	-	3,255,500
Money Market Funds	3,007,438	-	-	3,007,438
Total	$178,920,596	$ -	$ -	$178,920,596

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$62,474,587	$ -	$ -	$62,474,587
Money Market Funds	1,262,141	-	-	1,262,141
Total	$63,736,728	$ -	$ -	$63,736,728

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,593,761	$ -	$ -	$87,593,761
Money Market Funds	1,505,317	-	-	1,505,317
Total	$89,099,078	$ -	$ -	$89,099,078

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$78,387,937	$ -	$ -	$78,387,937
Money Market Funds	1,888,225	-	-	1,888,225
Total	$80,276,162	$ -	$ -	$80,276,162

The Funds did not hold any level 3 assets during the six month period ended March 31, 2024.

The Funds did not invest in derivative instruments during the six month period ended March 31, 2024.

4.) INVESTMENT ADVISORY AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. The Advisor receives a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

For the six month period ended March 31, 2024, the Advisor earned management fees in the amounts of $1,223,725, $442,059, $635,764, and $429,416 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. At March 31, 2024, $237,946, $83,914, $120,310 and $102,437 was due to the Advisor from Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee equal to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the six month period ended March 31, 2024, there was $188,847, $68,219, $98,112 and $66,268 of 12b-1 fees incurred by the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. As of March 31, 2024, the Funds had an accrued liability of $178,139, $57,790, $76,267 and $42,542 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

2024 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to a supervisory agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer, of the Trust. Mr. Neiman is compensated by the Advisor for serving as the Chief Compliance Officer for the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $7,000, in Trustees fees for the six month period ended March 31, 2024, for the Trust. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the six month period ended March 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Total Return -	Small/Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Purchases	$38,254,686	$7,236,554	$59,925,702	$34,502,407
Sales	$9,871,848	$617,904	$42,832,054	$ –

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”), as amended. As of March 31, 2024, Pershing, LLC, National Financial Services, LLC (“NFS”) and Charles Schwab, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Pershing, LLC, NFS or Charles Schwab, owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS	Charles Schwab
Total Return - Equity Fund	31.84%	40.55%	26.86%
Small/Mid Cap Fund	34.96%	32.78%	31.80%
Tactical Fixed Income Fund	33.80%	40.95%	– *
Active All Cap Fund	27.26%	41.84%	29.31%

* Shareholders held less than 25% of voting shares.

9.) TAX MATTERS
For federal income tax purposes, at March 31, 2024, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Total Return -	Small/Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$151,811,904	$54,607,953	$87,404,645	$69,352,866

Gross Unrealized Appreciation	$30,557,877	$12,916,915	$1,807,530	$10,926,560
Gross Unrealized Depreciation	(3,449,185)	(3,788,140)	(113,097)	(3,264)
Net Unrealized Appreciation
on Investments	$27,108,692	$9,128,775	$1,694,433	$10,923,296

The tax character of distributions was as follows:

Total Return - Equity Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2024	September 30, 2023
Ordinary Income:	$ 281,669	$ –
Long-term Capital Gain:	–	–
	$ 281,669	$ –

2024 Semi-Annual Report 25

Notes to Financial Statements (Unaudited) - continued

Small/Mid Cap Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2024	September 30, 2023
Ordinary Income:	$ –	$ –
Long-term Capital Gain:	–	–
	$ –	$ –
Tactical Fixed Income Fund:
	Six Months ended	Fiscal Year ended
	March 31, 2024	September 30, 2023
Ordinary Income:	$ 1,899,793	$ 589,215
Long-term Capital Gain:	–	–
	$ 1,899,793	$ 589,215

Active All Cap Fund:
	Six Months ended	November 9, 2022
	March 31, 2024	through September 30, 2023
Ordinary Income:	$ 53,770	$ 5,150
Long-term Capital Gain:	–	–
	$ 53,770	$ 5,150

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2024, Total Return - Equity Fund had 28.42% of the value of its net assets invested in stocks within the Information Technology sector; and Small/Mid Cap Fund had 26.68% of the value of its net assets in stocks within the Industrials sector.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2024 Semi-Annual Report 26

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund consist solely of management fees and distribution and/or service (12b-1) fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on October 1, 2023, and held through March 31, 2024.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees, or the expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOTAL RETURN - EQUITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2023
	October 1, 2023	March 31, 2024	to March 31, 2024

Actual	$1,000.00	$1,175.56	$10.17

Hypothetical	$1,000.00	$1,015.65	$9.42
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SMALL/MID CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2023
	October 1, 2023	March 31, 2024	to March 31, 2024

Actual	$1,000.00	$1,135.51	$9.98

Hypothetical	$1,000.00	$1,015.65	$9.42
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2024 Semi-Annual Report 27

Disclosure of Expenses (Unaudited) - continued

TACTICAL FIXED INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2023
	October 1, 2023	March 31, 2024	to March 31, 2024

Actual	$1,000.00	$1,059.54	$9.63

Hypothetical	$1,000.00	$1,015.65	$9.42
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

ACTIVE ALL CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2023
	October 1, 2023	March 31, 2024	to March 31, 2024

Actual	$1,000.00	$1,215.26	$10.36

Hypothetical	$1,000.00	$1,015.65	$9.42
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2024 Semi-Annual Report 28

ADDITIONAL INFORMATION March 31, 2024 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Advisors Capital Management, LLC, the Funds’ Sub-Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Sub-Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.advisorscapfunds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Funds voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-247-3841. This information is also available on the SEC’s website at http://www.sec.gov.

3.) RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund)
At a meeting of the Board of Trustees held on November 14, 2023, the Board of Trustees considered the renewal of the management agreements (the “Agreements”) between the Trust and AC Funds, LLC (the “Advisor”), on behalf of Advisors Capital US Dividend Fund (known as Advisors Capital Total Return - Equity Fund effective January 30, 2024), Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital All Cap Fund (the “Funds”). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreements, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. It was also explained that the Advisor had provided information to the Trustees necessary for evaluation of approval of the Agreements.

In reviewing the Agreements, the Board of Trustees received materials from the Advisor addressing the following factors: (i) the nature, extent and quality of the services provided by the Advisor to the Funds; (ii) the investment performance of the Funds and the Advisor; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationships with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale for the benefit of each Fund’s shareholders.

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Agreements including a description of the services provided by the Advisor and those services retained by the Sub-Advisor to the Funds, the professional personnel performing services that perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Advisor certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Advisor delegates day-to-day investment decisions of the Funds to a sub-advisor and generally provides management and operational oversight of the Sub-Advisor. The Trustees then reviewed practices for monitoring compliance with the Funds’ investment limitations and concluded that such practices were adequate. The Trustees also considered the coordination of services for the Funds among the Advisor and the service providers and the Advisor’s interactions with the Independent Trustees; and the efforts of the Advisor to promote the Funds and grow their assets. The Trustees noted the Advisor’s commitment to retain qualified personnel and to maintain its resources and systems to serve the Funds. The Trustees evaluated the Advisor’s personnel, including the education and experience of their personnel. The Board reviewed and discussed the Advisor’s Form ADV and discussed the professionalism of the representative from the Advisor and the overall quality of their presentation to the Board. After reviewing the foregoing information and further information in the materials provided by the Advisor, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Funds.

2024 Semi-Annual Report 29

Additional Information (Unaudited) - continued

As to the performance of the Funds, a report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). Performance data was through the period ended September 30, 2023. A report also included comparative performance information for comparable major indexes, and each Fund’s category average. The Trustees noted that as investment selection has been delegated to the Sub-Advisor, it is responsible for each Fund’s performance but would address performance with the Advisor.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over the one-year and since-inception time periods, noting that the relative performance of the Funds over the trailing one-year period and since-inception periods. The Trustees noted that the Active All Cap had performance of less than one-year. The Trustees noted that the US Dividend Fund underperformed its benchmark Index and category average for the trailing one-year period and since-inception period. The Trustees noted that Fund’s strategy is based on a long-term view and that while a high asset quality strategy focused on dividend payers may have fallen out favor recently, it would be logical for the Sub-Advisor to stay the course to allow the strategy to come to fruition. The Trustees noted that the Small/Mid Cap Fund outperformed its benchmark Index and outperformed its category average for the trailing one-year period; and underperformed its benchmark Index and outperformed its category average during the since-inception period. Here too, the Trustees noted they believe the Sub-Advisor should maintain the focus of its strategy in pursuit of long-term returns. The Trustees noted that the Tactical Fixed Income Fund slightly underperformed its benchmark Index and category average for the trailing one-year period and since-inception periods. Here too, the Trustees noted they believe the Sub-Advisor should maintain the focus of its strategy in pursuit of long-term returns. The Trustees noted that the Active All Cap underperformed its benchmark Index and slightly underperformed its category average during the since-inception period. The Trustees concluded the Fund was performing as designed. The Trustees compared that performance to the other accounts of the Sub-Advisor that follow a similar strategy. The Trustees noted the Advisor’s explanations, on behalf of the Sub-Advisor, for the recent and longer-term performance of each Fund and concluded, after careful review of the investment process that each Fund’s performance was consistent with performance expectations and acceptable.

As to the cost of the services provided and the profits to be realized by the Advisor from the relationship with the Funds, it was noted that the Advisor is responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure that limits operating expenses. The Trustees concluded that the Advisor has sufficient financial resources to honor its fee commitment based on the current and projected asset sizes of the Funds. It was noted that the Advisor was not overly profitable, and in the case of one of the four Funds not profitable. The Trustees then discussed the Advisor’s financial condition and found it satisfactory. The Trustees also considered the fee split between the Advisor and Sub-Advisor reasonable based on their relative responsibilities.

Turning to the level of fees, the Trustees reviewed the management fee of each Fund compared their respective category and Peer Group and noted that the management fee was above both the category average and the Peer Group’s average management fees for each of the Funds. Management stated and the Trustees noted that the Advisor is responsible under the Agreements for paying most of the operating expenses of the Funds, making a comparison of total net expenses more relevant. The Trustees noted that, while the fees may be higher than the peer group averages and/or the category averages in each case, they appeared reasonable when compared to the benchmarks’ range of fees and expenses, especially in light of the expense obligations under the Agreements. They noted that for the US Dividend Fund the management fee was within the range of reasonable fees as compared to the category and Peer Group viewed together. They noted that for Advisors Capital Small/Mid Cap Fund the management fee was within the range of reasonable fees as compared to the category and Peer Group viewed together if an adjustment was made to account for the operating expenses paid under the Agreements. They noted that for the Tactical Fixed Income Fund the management fee was at the high end of category and Peer Group, but if an adjustment was made to account for the operating expenses paid under the Agreements the fees were reasonable. They noted that for the Active All Cap Fund the management fee was within the range of reasonable fees as compared to the category and Peer Group viewed together. The Trustees also noted that total expenses for each Fund were within the range of reasonable fees as compared to the respective category and Peer Group viewed together.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Advisor was obligated to pay certain of the Funds’ operating expenses, which had the effect of

2024 Semi-Annual Report 30

Additional Information (Unaudited) - continued

limiting the overall fees paid by the Funds. The Trustees agreed that, at current asset levels the fees were reasonable, and the quasi-unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds. The Trustees noted that they will revisit the economies of scale issue as Fund assets increase.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreements. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the Independent Trustees) that the fees to be paid to the Advisor pursuant to the Agreements are reasonable, that the overall arrangement provided under the terms of the Agreements were a reasonable business arrangement, and that the approval of the Agreements was in the best interest of each Fund’s shareholders.

4.) RENEWAL OF SUB-ADVISORY AGREEMENT (US Dividend Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund) At a meeting of the Board of Trustees held on November 14, 2023, the Board of Trustees considered the renewal of the Sub-Advisory agreement (the “Agreement”) between the Advisor and the Sub-Advisor, with respect to the Advisors Capital US Dividend Fund (known as Advisors Capital Total Return - Equity Fund effective January 30, 2024), Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital All Cap Fund (the “Funds”). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. It was also explained that the Sub-Advisor had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the continuation of the Agreement, the Board of Trustees received materials from the Sub-Advisor addressing the following factors: (i) the investment performance of the Sub-Advisor; (ii) the nature, extent and quality of the services provided by the Sub-Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the background and investment management experience of the Sub-Advisor’s professional staff, the firm’s history, and financial industry experience. The Trustees reviewed the performance of the Funds and found them satisfactory. They reviewed the investment strategy the Sub-Advisor uses in managing each Fund. It was noted that the investment advisory services rendered by the Sub-Advisor to each Fund, including investment decisions and trade executions are provided by a team of portfolio managers. As for the nature, extent and quality of the services provided by the Sub-Advisor, the Trustees analyzed the Sub-Advisor’s experience and capabilities. The Board reviewed and discussed with the Sub-Advisor’s Form ADV and reviewed the information provided to the Board regarding the investment personnel of the Sub-Advisor. The Trustees also considered a certification from the Sub-Advisor certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. They also reviewed the Sub-Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Sub-Advisor were consistent with their expectations. The Trustees also concluded that the Sub-Advisor has the resources to continue to provide quality advisory services to each Fund.

The Board then considered fees charged to Sub-Advisor clients with investment strategies similar to those employed for the Funds. The Trustees noted that while other client fees were lower they were not genuinely comparable because of the lower regulatory burden for such client accounts when compared to the Funds as well as the portfolio management burden imposed by the daily shareholder activity. As to the cost of the services to be provided and the profits to be realized by Advisors Capital Management, LLC from the relationship with the Funds, it was noted that the Sub-Advisor was not overly profitable, and in the case of one of the four Funds not profitable. The Trustees then discussed Advisors Capital Management, LLC’s financial condition and found it satisfactory, even though leverage had increased.

Turning to the level of sub-advisor fees, the Advisor has contractually agreed to pay the Sub-Advisor a per-Fund fee equal to an annual fee of 1.00% of each Fund's average daily net assets up to $25 million, 1.25% of each Fund's average daily net assets over $25 million and up to $2,000 million, 1.20% of each Fund's average daily net assets over $2,000 million. Legal counsel noted the break points favor the Sub-Advisor and would slightly improve the Sub-Advisor’s profitability with no effect to shareholders. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Advisor and Sub-Advisor based on their relative responsibilities.

2024 Semi-Annual Report 31

Additional Information (Unaudited) - continued

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that they will revisit the economies of scale issue as Fund assets increase, but that the economies of scale issue largely resides at the Advisor level. The Trustees agreed that, at current asset levels, they did not see any immediate need for further fee concessions from the Advisor to the Sub-Advisor.

Next, the Independent Trustees met in executive session to discuss the approval of the Sub-Advisory contracts. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fee to be paid to Advisors Capital Management, LLC pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of continuation the Agreement was in the best interest of each Fund’s shareholders.

5.) ADDITIONAL INFORMATION
You will find more information about the Funds at www.advisorscapfunds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-247-3841.

2024 Semi-Annual Report 32

Board of Trustees
Robert Boerner
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
AC Funds LLC

Sub-Advisor
Advisors Capital Management, LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Advisors
Capital Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Daniel Neiman Daniel Neiman President Date: 6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Neiman Daniel Neiman President Date: 6/5/2024

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 6/5/2024